UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: DECEMBER 31, 2009

Check here if Amendment [ ]; Amendment Number: ___
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:   NOTTINGHAM ADVISORS INC.
        ADDRESS: 500 ESSJAY RD. SUITE 220
        WILLIAMSVILLE, NY 14221

Form 13F File Number: 28-04969

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Kathy Strohmeyer
Title:  Operations Manager
Phone:  716-633-3800

Signature, Place, and Date of Signing:

KATHY STROHMEYER                WILLIAMSVILLE, NY               02/08/10
----------------                -----------------               --------
  [Signature]                     [City, State]                  [Date]

Report Type      (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                                   -----------

Form 13F Information Table Entry Total:            70
                                                   -----------

Form 13F Information Table Value Total:            $195,737
                                                   -----------
                                                   (thousands)

List of other Included Managers:

NONE

Nottingham Advisors
FORM 13F
31-Dec-09

                                                                                                                 Voting Authority
                                                                                                                 ----------------
                                    Title
                                    of                        Value    Shares/  Sh/  Put/  Invstmt  Other
Name of Issuer                      class   CUSIP            (x$1000)  Prn Amt  Prn  Call  Dscretn  Managers    Sole    Shared  None
--------------                      -----   -----            --------  -------  ---  ----  -------  --------    ----    ------  ----
Apple Computer                      COM     037833100           3242      15385 SH         Sole                    15385
Biosensors International Group      COM     G11325100             27      53000 SH         Sole                    53000
Boston Scientific Corp.             COM     101137107            251      27836 SH         Sole                    27836
Exxon Mobil Corp.                   COM     30231G102            454       6653 SH         Sole                     6653
General Electric Co.                COM     369604103            404      26674 SH         Sole                    26674
Heartland Oil & Gas Corp.           COM     42235Q200              0      10000 SH         Sole                    10000
ICO Therapeutics Inc                COM     45107J105             20      33682 SH         Sole                    33682
Johnson & Johnson                   COM     478160104            347       5387 SH         Sole                     5387
M&T Bank Corp.                      COM     55261F104            242       3614 SH         Sole                     3614
Microsoft Inc.                      COM     594918104            659      21613 SH         Sole                    21613
NMT Medical Inc.                    COM     629294109             26      10700 SH         Sole                    10700
Naturalnano Inc.                    COM     63901A105              1     103400 SH         Sole                   103400
Synergetics USA Inc.                COM     87160G107            123      94271 SH         Sole                    94271
Texas Instruments Inc.              COM     882508104            215       8247 SH         Sole                     8247
Trans1 Inc.                         COM     89385X105            950     240471 SH         Sole                   240471
Urologix Inc.                       COM     917273104            319     172280 SH         Sole                   172280
DB Commodity Index Tracking Fd              73935S105           7036     285767 SH         Sole                   285767
Financial Select Sector SPDR                81369Y605            177      12325 SH         Sole                    12325
PowerShares QQQ Nasdaq 100                  73935A104            227       4970 SH         Sole                     4970
Powershares Global Water Portf              73935X575           2939     174328 SH         Sole                   174328
S&P 500 Dep Receipt                         78462F103            200       1795 SH         Sole                     1795
SPDR FTSE/Macquarie Global Inf              78463X855           3206      75398 SH         Sole                    75398
SPDR Gold Trust                             78463V107           5562      51832 SH         Sole                    51832
SPDR S & P Mid-Cap 400 Trust                78467Y107           7753      58854 SH         Sole                    58854
SPDR S&P International DVD                  78463X772           5939     109176 SH         Sole                   109176
Vanguard Dividend Appreciation              921908844          14910     318181 SH         Sole                   318181
Vanguard Emerging Markets ETF               922042858           6209     151431 SH         Sole                   151431
Vanguard Mid-Cap VIPERS ETF                 922908629           3333      55589 SH         Sole                    55589
WisdomTree International Top 1              97717W786            210       4825 SH         Sole                     4825
iShares MSCI Canada Index                   464286509           4069     154532 SH         Sole                   154532
iShares MSCI EAFE Index                     464287465          31530     570369 SH         Sole                   570369
iShares MSCI Emerging Markets               464287234           5050     121685 SH         Sole                   121685
iShares Russell 1000 Growth In              464287614          22991     461207 SH         Sole                   461207
iShares Russell 1000 Value Ind              464287598          20237     352567 SH         Sole                   352567
iShares Russell Midcap Growth               464287481            274       6050 SH         Sole                     6050
iShares Russell Midcap Value I              464287473            287       7778 SH         Sole                     7778
iShares S&P 500 Value Index Fd              464287408            282       5312 SH         Sole                     5312
iShares S&P Europe 350                      464287861            356       9145 SH         Sole                     9145
iShares S&P Global Healthcare               464287325           8678     166852 SH         Sole                   166852
iShares S&P Global Infrastruct              464288372            750      22011 SH         Sole                    22011
iShares S&P Midcap 400 Index                464287507            248       3418 SH         Sole                     3418
iShares S&P Small Cap 600 Inde              464287804          10906     199310 SH         Sole                   199310
iShares S&P U.S. Preferred Sto              464288687           3265      88967 SH         Sole                    88967
Aim Intl Small Company Fd Cl A              008879561            737   49002.26 SH         Sole                 49002.26
Aim Real Estate Fund Cl A                   00142C565            981   55215.77 SH         Sole                 55215.77
Credit Suisse Commodity Return              22544R305            708   82391.97 SH         Sole                 82391.97
Davis New York Venture Fund A               239080104           1332   42983.79 SH         Sole                 42983.79
Dodge & Cox Intl Stock Fund                 256206103           1437   45112.91 SH         Sole                 45112.91
JP Morgan Mid Cap Value Fund C              339128308            624   32883.73 SH         Sole                 32883.73
Janus Advisor Forty Fund                    47102R405           1598   50707.51 SH         Sole                 50707.51
Keeley Small Cap Value Cl. A                487300501            734   37055.17 SH         Sole                 37055.17
Lazard Emerging Markets Portfo              52106N764            396   21669.63 SH         Sole                 21669.63
Longleaf Partners Fund                      543069108           1315   54588.42 SH         Sole                 54588.42
MFS Series Tr I - MFS Value Fu              552983801            469   22604.14 SH         Sole                 22604.14
MFS Series Trust I Research                 552983512           1037   74576.82 SH         Sole                 74576.82
NT Collective Daily EAFE Index                                   116    16002.6 SH         Sole                  16002.6
Neuberger Berman Genesis Adv                64122m605            536   23513.43 SH         Sole                 23513.43
Neuberger Berman Small Cap Gro              640917803            180   11061.37 SH         Sole                 11061.37
The Jensen Portfolio                        476313101           1308   53395.43 SH         Sole                 53395.43
Van Kampen Mid Cap Growth Fund              92113A702            380   16267.58 SH         Sole                 16267.58
Boston Scientific Corp.                     101137107             95      10568 SH         Sole                    10568
Community Bank N.A.                         203607106           5933     307254 SH         Sole                   307254
Echo Metrix Inc.                            27877C106              4      50000 SH         Sole                    50000
Exxon Mobil Corp.                           30231G102            430       6313 SH         Sole                     6313
General Electric Co.                        369604103            497      32850 SH         Sole                    32850
Goldspring Inc.                             381536101              3     475000 SH         Sole                   475000
Johnson & Johnson                           478160104            257       3993 SH         Sole                     3993
M & T Bank Corp                             55261F104            252       3760 SH         Sole                     3760
SPDR Gold Trust                             78463V107            215       2000 SH         Sole                     2000
Trans1 Inc.                                 89385X105            256      64886 SH         Sole                    64886
REPORT SUMMARY                              70 DATA RECORDS   195737   0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED